May. 30, 2015
F | Money Market Portfolio
Supplement to the
Fidelity® Institutional Money Market Funds - Money Market Portfolio - Class F
May 30, 2015
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 5.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.